Other Reserves - Addtional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information On Other Reserves [line items]
Other reserves	€ 34,800	€ 33,172	€ 30,958
Convertible loan [member]
Disclosure Of Information On Other Reserves [line items]
Other reserves	€ 16,631	€ 16,631	€ 16,631